Cash Flow - Additional Information (Details) - GBP (£) £ in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020
Disclosure Of Cash Flow And Net Debt Movements [Abstract]
Percentage of net cash generated from operating activities	35.30%
Net cash generated from operating activities	£ 2,254	£ 3,484	£ 9,786
Deferral of excise and corporate tax payments		1,233
Master settlement agreement related cash outflows	397
Increase in dividends received from associates	£ 164	2
Percentage of foreign exchange headwind	8.00%
Research and development expense	£ 142	137
Net cash used in investing activities	391	217	783
Purchases of property, plant, equipment and intangibles	175	168
Net cash generated in financing activities	(1,780)	(962)	(7,897)
Outflow due to dividend payment	2,443	2,346	£ 4,745
Net inflow from borrowings	£ 1,833	£ 2,393